Gross Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Gross Revenue
25.
Gross revenue

Liquor retail revenue is derived from the sale of wines, beers and spirits to customers. Cannabis retail revenue is derived from retail cannabis sales to customers, franchise revenue consists of royalty, advertising and franchise fee revenue, and other revenue consists of millwork, supply and accessories revenue and proprietary licensing. Cannabis revenue is derived from contracts with customers and is comprised of sales to Provincial boards that sell cannabis through their respective distribution models, sales to licensed producers for further processing, and sales to medical customers.

	Year ended December 31
	2022	2021	2020
Liquor retail revenue	462,180	—	—
Cannabis retail revenue
Retail	192,710	10,207	—
Franchise	8,337	4,251	—
Other	4,563	1,633	—
Cannabis retail revenue	205,610	16,091	—
Cannabis revenue
Provincial boards	58,728	41,338	55,315
Medical	9	8	32
Wholesale	3,167	9,842	17,974
Cannabis revenue	61,904	51,188	73,321
Gross revenue	729,694	67,279	73,321

The Company has recognized the following receivables from contracts with customers:

	December 31, 2022	December 31, 2021	December 31, 2020
Receivables, included in 'trade receivables' (note 9)	17,558	10,865	15,786

Receivables from contracts with customers are typically settled within 30 days. As at December 31, 2022, an impairment of $0.6 million (December 31, 2021 – $0.2 million) has been recognized on receivables from contracts with customers (note 31).